Other Income (Details) - USD ($) $ in Thousands		10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2016	Nov. 10, 2016	Nov. 15, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income				$ 9,884	$ 14,523	$ 5,232
July 2012 Credit Facility
Gain on debt repayment		$ 2,140
Repayment of debt	$ 16,235	28,052
Line Of Credit OF Facility Increase Decrease For Period Net		$ 30,192
Navios Holdings
Income from credit default insurance				7,242	9,153
Other Income				$ 7,623	$ 9,635
Navios Holdings
Supplemental credit default insurance maximum cash payment			$ 20,000